Document and Entity Information	May 11, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001394056
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	ONE STOP SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38371
Entity Tax Identification Number	33-0885351
Entity Address, Address Line One	2235 Enterprise Street #110
Entity Address, City or Town	Escondido
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92029
City Area Code	(760)
Local Phone Number	745-9883
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OSS
Entity Emerging Growth Company	true
Entity Ex Transition Period	false